Additional disclosures - Parent-Only Balance Sheets (Details) - EUR (€) € in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018		Jan. 01, 2018		Dec. 31, 2017	Nov. 07, 2017	Jul. 03, 2017	Dec. 31, 2016
ASSETS
Cash equivalents at central banks	€ 75,353		€ 89,005	[1]			€ 87,430
Financial assets held for trading	108,230		92,879	[2]	€ 125,618		125,458
Held-to-maturity investments							13,491
Loans and receivables							903,013
Investments					6,150		6,184
Premises and equipment, net	34,262		24,594	[2]			20,650
Other assets	10,138		9,348	[2]			9,766
TOTAL ASSETS	1,522,695		1,459,271	[2]	1,443,069		1,444,305
LIABILITIES
OTHER LIABILITIES	12,792		13,088	[2]			12,591
TOTAL LIABILITIES	1,412,036		1,351,910	[2]	1,337,707		1,337,472
EQUITY
Share capital	8,309		8,118	[2]			8,068	€ 48	€ 729	€ 7,291
TOTAL EQUITY	110,659	€ 106,970	107,361	[2],[3]	€ 105,493	[4]	106,833			€ 102,699	[4]
TOTAL LIABILITIES AND EQUITY	1,522,695		1,459,271	[2]			1,444,305
Banco Santander S.A. | Reportable Legal Entities
ASSETS
Cash equivalents at central banks	85,922		105,660				76,690
Financial assets held for trading	86,583		70,825				64,326
Held-to-maturity investments	44,020		61,064				49,194
Loans and receivables	276,330		263,142				197,591
Investments	87,330		81,734				85,428
Premises and equipment, net	7,131		2,410				1,929
Other assets	22,600		23,541				17,257
TOTAL ASSETS	609,916		608,376				492,415
LIABILITIES
Deposits	345,975		350,786				256,389
Short-term debt	20,547		30,883				40,540
Long-term debt	83,906		75,600				53,023
Total borrowings	104,453		106,483				93,563
OTHER LIABILITIES	89,265		82,340				71,896
TOTAL LIABILITIES	539,693		539,609				421,848
EQUITY
Share capital	8,309		8,118				8,068
Retained earnings and other reserves	61,914		60,649				62,499
TOTAL EQUITY	70,223		68,767				70,567
TOTAL LIABILITIES AND EQUITY	609,916		608,376				492,415
Bank Subsidiaries | Banco Santander S.A. | Reportable Legal Entities
ASSETS
Cash equivalents at central banks	13,875		16,339				20,818
Held-to-maturity investments	9,504		11,084				6,474
Investments	59,364		69,118				65,567
LIABILITIES
Deposits	14,705		18,526				20,391
Total borrowings	0		2,874				1,138
Non-Bank Subsidiaries | Banco Santander S.A. | Reportable Legal Entities
ASSETS
Held-to-maturity investments	3,450		4,581				3,729
Loans and receivables	28,690		26,505				33,113
Investments	27,966		12,616				19,861
LIABILITIES
Deposits	15,518		13,655				13,115
Total borrowings	€ 1,667		€ 998				€ 2,966

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).
[2]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).
[3]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).
[4]	*See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).